UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	$ (10,074)	$ (11,797)
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	99	656
Amortisation	745	430
Income tax (charge)/credit	(64)	(278)
Financial income	(55)	(216)
Financial expense	3,100	6,374
Share-based payments	926	2,339
Foreign exchange gains on operating cash flows	408	(187)
Impairment charges	446	10,815
Gain on sale of business	0	(12,718)
Other non-cash items	(208)	130
Net movement on working capital	(469)	(2,657)
Cash used in operations	(5,146)	(7,109)
Income taxes received/(paid)	1,227	(26)
Net cash used in operating activities	(3,919)	(7,135)
Cash flows from investing activities
Payments to acquire intangible assets	(4,492)	(768)
Acquisition of financial assets	0	(700)
Net proceeds from sale of business unit	0	28,426
Payments to acquire trades or businesses	(12,500)	0
Acquisition of property, plant and equipment	(138)	(425)
Net cash generated by / (used in) investing activities	(17,130)	26,533
Cash flows from financing activities
Issue of ordinary share capital including share premium	(270)	0
Net proceeds from new senior secured term loan	28,175	5,000
Expenses paid in connection with debt financing	0	(147)
Repayment of senior secured term loan	0	(10,050)
Penalty for early settlement of term loan	0	(905)
Interest paid on senior secured term loan	(3,830)	(4,401)
Interest paid on convertible note	(150)	(150)
Interest payment on exchangeable notes	(4)	(4)
Payment of lease liabilities	(1,159)	(1,191)
Net cash used in financing activities	22,762	(11,848)
Increase/(decrease) in cash and cash equivalents and short-term investments	1,713	7,550
Effects of exchange rate movements on cash held	(87)	100
Cash and cash equivalents and short-term investments at beginning of period	3,691	6,578
Cash and cash equivalents at end of period	$ 5,317	$ 14,228